Convertible Note - Estimated fair value of convertible note (Details) - Note Purchase Agreement - Convertible Note	Mar. 31, 2023	Mar. 30, 2023
Risk-free interest rate
Convertible Note
Convertible note, measurement input	3.70%	3.80%
Expected volatility
Convertible Note
Convertible note, measurement input	40.00%	40.00%